Restatement of Financial Statements - Consolidated Statement of Cash Flow (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net Cash Provided by Operating Activities	$ 137,492	$ 198,543	[1]
Advances for vessel acquisitions / rigs under construction	(1,384,632)	(508,346)	[1]
Net Cash Used in Investing Activities	(993,599)	(589,181)	[1]
As Previously Reported
Net Cash Provided by Operating Activities		175,644
Advances for vessel acquisitions / rigs under construction		(485,447)
Net Cash Used in Investing Activities		(566,282)
As Restated
Net Cash Provided by Operating Activities		198,543
Advances for vessel acquisitions / rigs under construction		(508,346)
Net Cash Used in Investing Activities		$ (589,181)

[1]	As restated, see also Note 3